RELATED PARTY TRANSACTIONS - Operating transactions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Ultimate parent and parent corporation
RELATED PARTY TRANSACTIONS
Revenues	$ 0.4	$ 0.4	$ 0.4
Purchase of goods and services	2.5	2.5	2.6
Operating expenses recovered	(2.2)	(1.4)	(1.8)
Corporations under common control
RELATED PARTY TRANSACTIONS
Revenues	3.6	3.3	4.1
Purchase of goods and services	126.6	119.3	147.5
Operating expenses recovered	(3.6)	(2.6)	0.2
Other affiliated corporations
RELATED PARTY TRANSACTIONS
Purchase of goods and services	51.2	52.2	30.5
Acquisition of property, plant and equipment and intangible assets	$ 34.8	$ 35.6	$ 11.0